Redeemable Ordinary Shares (Tables)	12 Months Ended
Jun. 30, 2025
Redeemable Ordinary Shares [Abstract]
Schedule of Redeemable Value	The redemption value as of June 30, 2025 and 2024 was $1,160,592 and nil, respectively.
Amount
Balance as of June 30, 2024 and July 1, 2024	$—
Issue price from Redeemable Ordinary Shares on January 21, 2025	1,121,033
Add:
Accretion to redemption value of mezzanine equity	39,559
Balance as of June 30, 2025	$1,160,592